Consolidated Statements of Financial Position - CAD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022
Statement of financial position [abstract]
Cash and cash equivalents	$ 202.3	$ 265.8
Trade and other receivables	655.0	465.7
Income taxes and investment tax credits receivable	43.9	31.6
Other financial assets	122.6	73.6
Inventories	2,290.1	1,691.3
Other current assets	66.7	140.1
Total current assets	3,380.6	2,668.1
Investment tax credits receivable	21.5	24.4
Other financial assets	69.3	53.2
Property, plant and equipment	1,810.4	1,441.9
Intangible assets	741.3	494.9
Right-of-use assets	180.3	132.7
Deferred income taxes	257.9	212.8
Other non-current assets	3.3	2.9
Total non-current assets	3,084.0	2,362.8
Total assets	6,464.6	5,030.9
Bank overdrafts	29.0	0.0
Trade payables and accruals	1,548.2	1,622.9
Provisions	544.7	328.1
Other financial liabilities	90.7	152.3
Income tax payable	81.3	135.7
Deferred revenues	85.3	247.9
Current portion of long-term debt	59.4	103.1
Current portion of lease liabilities	44.7	29.4
Total current liabilities	2,483.3	2,619.4
Long-term debt	2,730.8	1,937.4
Lease liabilities	152.2	117.5
Provisions	120.5	86.2
Other financial liabilities	59.8	34.0
Deferred revenues	141.5	107.3
Employee future benefit liabilities	158.0	220.2
Deferred income taxes	58.9	22.4
Other non-current liabilities	19.5	19.3
Total non-current liabilities	3,441.2	2,544.3
Total liabilities	5,924.5	5,163.7
Equity (deficit)	540.1	(132.8)
Total liabilities and equity (deficit)	$ 6,464.6	$ 5,030.9